CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 485,320	¥ 460,952	¥ 491,993
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	700,206	684,783	693,063
Deferred taxes	20,602	52,176	(22,563)
Loss on sale or disposal of property, plant and equipment	31,878	24,055	27,936
Impairment loss on marketable securities and other investments	10,928	4,030	13,424
Equity in net (income) losses of affiliates	30,710	24,208	10,539
Dividends from affiliates	7,583	12,052	12,757
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	706,742	(198,538)	75,200
(Increase) / decrease in receivables held for sale	(638,149)
(Increase) / decrease in credit card receivables	(8,646)	(14,584)	(19,746)
(Increase) / decrease in other receivables	(229,252)	2,359	(1,650)
Increase / (decrease) in allowance for doubtful accounts	(7,024)	5,388	2,469
(Increase) / decrease in inventories	(22,375)	245	(5,217)
(Increase) / decrease in prepaid expenses and other current assets	(12,564)	(2,021)	(1,103)
(Increase) / decrease in non-current installment receivable for handsets	88,075	(12,809)	7,029
(Increase) / decrease in non-current receivables held for sale	(149,972)
Increase / (decrease) in accounts payable, trade	(39,377)	94,747	(30,988)
Increase / (decrease) in accrued income taxes	(15,844)	(11,751)	(23,805)
Increase / (decrease) in other current liabilities	10,805	7,361	(14,464)
Increase / (decrease) in accrued liabilities for point programs	(32,281)	(26,451)	47,959
Increase / (decrease) in liability for employees' retirement benefits	9,539	7,095	14,203
Increase / (decrease) in other long-term liabilities	(34,215)	(12,296)	(8,791)
Other, net	19,716	9,558	18,792
Net cash provided by operating activities	932,405	1,110,559	1,287,037
Cash flows from investing activities:
Purchases of property, plant and equipment	(535,999)	(480,416)	(423,119)
Purchases of intangible and other assets	(242,918)	(237,070)	(250,757)
Purchases of non-current investments	(7,444)	(35,582)	(11,746)
Proceeds from sale of non-current investments	1,731	2,540	3,946
Acquisitions of subsidiaries, net of cash acquired	(17,886)	(3,624)	(7,678)
Purchases of short-term investments	(665,223)	(1,164,203)	(745,602)
Redemption of short-term investments	915,105	1,023,698	917,492
Long-term bailment for consumption to a related party	(240,000)		(20,000)
Short-term bailment for consumption to a related party		(80,000)	(20,000)
Proceeds from redemption of short-term bailment for consumption to a related party	90,000		110,000
Other, net	700	72	(7,906)
Net cash used in investing activities	(701,934)	(974,585)	(455,370)
Cash flows from financing activities:
Proceeds from long-term debt	60,000
Repayment of long-term debt	(82,181)	(171,879)	(180,075)
Proceeds from short-term borrowings	20,750	4,991	717
Repayment of short-term borrowings	(15,599)	(4,467)	(488)
Principal payments under capital lease obligations	(2,801)	(4,380)	(4,597)
Payments to acquire treasury stock			(20,000)
Dividends paid	(240,388)	(223,865)	(216,283)
Contributions from noncontrolling interests	2,349	21,333
Other, net	(3,097)	(349)	(1,243)
Net cash provided by (used in) financing activities	(260,967)	(378,616)	(421,969)
Effect of exchange rate changes on cash and cash equivalents	2,092	(831)	(1,862)
Net increase (decrease) in cash and cash equivalents	(28,404)	(243,473)	407,836
Cash and cash equivalents at beginning of year	522,078	765,551	357,715
Cash and cash equivalents at end of year	493,674	522,078	765,551
Cash received during the year for:
Income tax refunds	1,017	251	301
Cash paid during the year for:
Interest, net of amount capitalized	1,840	2,922	5,023
Income taxes	321,453	351,964	378,998
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	1,931	2,036	5,631
Retirement of treasury stock			¥ 24,195